Investments - Summary of Forth the Group's Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	¥ 576,852	¥ 532,314
Equity investments without readily determinable fair values	75,656	74,544
Available-for-sale debt investments	13,604	13,404
Total	666,112	620,262
Less: impairment on investments	(1,533)	(1,510)
Investment, net	¥ 664,579	¥ 618,752